Schedule of Investments (unaudited)	iShares® MSCI Kuwait ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 2.7%
Agility Public Warehousing Co. KSC	1,967,155	$1,883,783

Banks — 56.5%
Al Ahli Bank of Kuwait KSCP	1,084,255	970,752
Boubyan Bank KSCP	65,196	123,206
Burgan Bank SAK	1,734,286	1,062,111
Gulf Bank KSCP	2,596,722	2,153,667
Kuwait Finance House KSCP	6,495,848	15,484,020
Kuwait International Bank KSCP	2,169,904	1,241,269
Kuwait Projects Co. Holding KSCP(a)	3,748,651	1,483,823
National Bank of Kuwait SAKP	5,533,047	15,466,277
Warba Bank KSCP(a)	2,362,629	1,427,956
		39,413,081
Capital Markets — 2.5%
Boursa Kuwait Securities Co. KPSC	166,439	1,144,051
Noor Financial Investment Co. KSC	749,776	617,443
		1,761,494
Chemicals — 1.8%
Boubyan Petrochemicals Co. KSCP	579,361	1,250,028

Construction & Engineering — 0.8%
Combined Group Contracting Co. SAK	298,476	582,653

Consumer Finance — 0.9%
Arzan Financial Group for Financing & Investment KPSC	1,062,079	650,712

Diversified Consumer Services — 2.0%
Humansoft Holding Co. KSC	163,745	1,378,904

Electrical Equipment — 1.3%
Gulf Cable & Electrical Industries Co. KSCP	215,940	872,627

Energy Equipment & Services — 1.3%
Heavy Engineering & Ship Building Co. KSCP	317,358	899,793

Financial Services — 3.5%
A'ayan Leasing & Investment Co. KSCP	1,610,115	842,208
Alimtiaz Investment Group KSC(a)	3,234,561	639,586
National Investments Co. KSCP	1,158,419	938,982
		2,420,776
Food Products — 1.3%
Mezzan Holding Co. KSCC	360,895	911,752

Independent Power and Renewable Electricity Producers — 0.4%
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour
Power Plant KSC(a)	533,569	276,479
Security	Shares	Value

Industrial Conglomerates — 3.6%
Arabi Group Holding KSC(a)	465,936	$716,708
National Industries Group Holding SAK	2,429,190	1,799,302
		2,516,010
Passenger Airlines — 1.0%
Jazeera Airways Co. KSCP	219,738	661,619

Real Estate Management & Development — 11.1%
Commercial Real Estate Co. KSC	3,460,984	1,579,071
Kuwait Real Estate Co. KSC	1,655,986	1,173,869
Mabanee Co. KPSC	924,255	2,507,832
National Real Estate Co. KPSC(a)	3,794,440	1,155,706
Salhia Real Estate Co. KSCP	922,518	1,310,796
		7,727,274
Specialty Retail — 1.4%
Ali Alghanim Sons Automotive Co. KSCC, NVS	301,086	977,222

Trading Companies & Distributors — 1.5%
ALAFCO Aviation Lease & Finance Co. KSCP(a)	230,037	157,613
Integrated Holding Co. KCSC	548,137	888,936
		1,046,549
Wireless Telecommunication Services — 6.0%
Kuwait Telecommunications Co.	574,073	1,075,744
Mobile Telecommunications Co. KSCP	2,125,397	3,130,051
		4,205,795

Total Long-Term Investments — 99.6%
(Cost: $65,841,200)		69,436,551

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.28%(b)(c)	110,000	110,000

Total Short-Term Securities — 0.1%
(Cost: $110,000)		110,000

Total Investments — 99.7%
(Cost: $65,951,200)		69,546,551

Other Assets Less Liabilities — 0.3%		196,438

Net Assets — 100.0%		$69,742,989

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$640,000	$—	$(530,000	)(a)	$—	$—	$110,000	110,000	$3,009	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kuwait ETF
May 31, 2024

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	5	06/21/24	$264	$(6,650)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$9,343,487	$60,093,064	$—	$69,436,551
Short-Term Securities
Money Market Funds	110,000	—	—	110,000
	$9,453,487	$60,093,064	$—	$69,546,551
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(6,650)	$—	$—	$(6,650)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

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